COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments relating to operating lease commitments

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Office premises	Office equipment	Total
	RMB	RMB	RMB
2014	30,624	5,799	36,423
2015	22,889	406	23,295
2016	20,037	209	20,246
2017	16,432	—	16,432
2018	12,584	—	12,584
Thereafter	265	—	265

	102,831	6,414	109,245

Schedule of future minimum payments with respect to contractual purchase obligations

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming year are as follows:

	Advertising services	Office furnishings	Total
	RMB	RMB	RMB
2014	9,396	13,290	22,686